Related party transactions - Summary of Remuneration Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-Executive Directors [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		€ 1.8	€ 1.3	€ 1.3
Executive Directors [Member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		5.0	0.9
Executive board [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		0.0	4.3	5.2
Key management [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[1]	31.9	27.9	27.7
Fixed compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		13.7	13.8	16.0
Cash based variable compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		6.9	4.6	4.0
Share based variable compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		7.4	5.0	3.5
Pension contributions [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		2.6	3.1	3.0
Other benefits [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		€ 1.3	€ 1.3	€ 1.2

[1]	Key Management is inclusive of Non-Executive Directors, Executive Director, also reported separately above and Executive Committee Members.